related party transactions (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 CAD ($) EquityInstruments	Jun. 30, 2022 CAD ($) EquityInstruments	Dec. 31, 2022 CAD ($)
Transactions with key management personnel
Grant date Awarded in period		$ 48		$ 48
Amount of liability accounted for restricted share unit and share options			$ 1		$ 1
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	$ 2	2	5	4
Transactions with real estate joint venture and associate
Lease liabilities	2,416		2,416		2,340
Key management personnel
Transactions with key management personnel
Short-term benefits	6	4	11	8
Post-employment pension and other benefits	2	2	4	7
Share-based compensation	10	22	27	40
Total	18	28	42	55
Principal face amount: Originally issued	43	41	43	41
Grant date Awarded in period	45		$ 45
Liability amounts accrued for share-based compensation awards to key management personnel
Annual cash bonus as a percentage of base salary upon termination without cause			50.00%
Minimum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments			18 months
Maximum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months base salary considered for severance payments			24 months
Restricted share units
Transactions with key management personnel
Grant-date fair value Awarded in period		39		$ 39
Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments			1,220,549	1,007,431
Notional value Awarded in period			$ 33	$ 32
Grant-date fair value Awarded in period	35		35
Directors' Deferred Share Unit Plan | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Deferred share units paid out			0	0
Outstanding liability-accounted share-based compensation awards	0	0	0	0
TELUS Sky
Transactions with real estate joint venture and associate
Lease liabilities	86		$ 86		$ 87
Telus International (Cda) Inc. | Restricted share units
Transactions with key management personnel
Grant-date fair value Awarded in period		$ 9		$ 9
Telus International (Cda) Inc. | Restricted share units | Key management personnel
Transactions with key management personnel
Number of restricted share units Awarded in period (in shares) | EquityInstruments			353,789	265,617
Notional value Awarded in period			$ 10	$ 9
Grant-date fair value Awarded in period	$ 10		$ 10